Investment Strategy - Reaves Infrastructure Fund	Nov. 28, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in securities of domestic and foreign public infrastructure companies. This investment policy may be changed by the Fund upon 60 days’ prior written notice to shareholders. For purposes of this policy, public infrastructure companies are defined as companies that are listed on a public stock exchange and have at least 50% of assets committed to, or gross income or profits derived from, the following activities: (a) providing infrastructure products, services or equipment for

(i) the generation, transmission, or distribution of electricity, gas, or water; or (ii) telecommunications activities, including fixed line and wireless voice, data and video services, and broadband internet access such as high-speed internet, and the fiber optic and coaxial cable networks that enable such services (together, “Utilities” or “Utilities Industry”); (b) truck and rail transportation companies along with other companies involved in supply chain management and the products and infrastructure required to support such services; (c) wireless tower, data center, logistics, and other real estate infrastructure companies organized as real estate investment trusts (“REITs”) which provide data centers that house computer systems and associated components, as well as communication towers and warehouses that, particularly when located close to densely populated regions, may enable more efficient and faster delivery of goods; and (d) the discovery, development, production, generation, transmission, refinement, storage, and measurement or distribution of energy, including nuclear, renewable energy, biofuels, hydrogen, and battery storage (“Energy” or “Energy Industry”). Examples of infrastructure companies in which the Fund invests may include, but are not limited to, companies in the Utilities and Energy Industries, companies involved in transportation services such as truck and rail transportation, wireless tower companies, data center companies and industrial logistics companies.

In selecting investments for the Fund, Reaves Asset Management (the “Adviser”) utilizes fundamental research and a bottom-up stock selection approach to identify securities that offer the potential for positive total return during a three- to five-year period, based on, among other factors, a company’s market capitalization, balance sheet strength, expected dividends, and current and anticipated earnings and cash flow. The Adviser may sell a holding if its prospects for growth and income decline or when the Adviser deems it to be an unattractive investment.

The Fund has adopted a policy to concentrate its investments (invest at least 25% of its assets) in companies involved to a significant extent in the Utilities and/or Energy Industries. The Fund considers a company to be involved to a significant extent in the Utilities and/or the Energy Industry, as applicable, if at least 50% of its assets, gross income or profits are committed to or derived from Utilities or Energy. While the Fund primarily invests in equity securities of large and mid capitalization companies, it may also invest in securities of small capitalization companies.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in securities of domestic and foreign public infrastructure companies.